PROPERTY AND EQUIPMENT - Classifications of Property and Equipment and the Related Useful Lives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Gross, total	$ 31,561	$ 21,222
Less: Accumulated depreciation and amortization	(12,393)	(6,206)
Property and equipment, net	$ 19,168	15,016
Computers and office equipment
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Gross, total	$ 2,467	1,684
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Gross, total	$ 437	305
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful Lives	7 years
Gross, total	$ 385	320
Software development costs
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Gross, total	$ 28,272	$ 18,913